SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE (Details) - shares	Mar. 31, 2025		Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022
Number of Warrants, Total	250	[1]	250	[2]	0.06	0.002
Exercisable, Total	250		250
Series A Warrants [Member]
Number of Warrants, Total			0.0002
Exercisable, Total			0.0002
Series B Warrants [Member]
Number of Warrants, Total			0.0003
Exercisable, Total			0.0003
Series C Warrants [Member]
Number of Warrants, Total			0.001
Exercisable, Total			0.0008
Common Stock Warrants With No Class Designation [Member]
Number of Warrants, Total			250
Exercisable, Total			250

[1]	On March 3, 2025, the Company cancelled all the existing warrants (0.0002 Series A warrants, 0.0003 Series B warrants, and 0.0008 Series C warrants) held by an investor pursuant to a Warrant Exchange Agreement (see above).
[2]	The total warrants of 250 above which are exercisable into common stock consisted of the following: